Debt - 7.5% Senior Notes and $500 Million 2017 Term Loan - Additional Information (Detail) - Predecessor - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt instrument, extinguishment amount		$ 79,447	$ 186,263
Gain (loss) related to write-off of deferred financing costs and original issuance discount			1,900
2017 Term Loan
Debt Instrument [Line Items]
Debt instrument, extinguishment amount	[1]	7,522	44,000
Gain (loss) related to write-off of deferred financing costs and original issuance discount		1,600	(1,100)
7.5% Senior Notes
Debt Instrument [Line Items]
Debt instrument, extinguishment amount	[2]	31,800	31,385
Gain (loss) related to write-off of deferred financing costs and original issuance discount		$ 9,300	$ 3,600

[1]	Includes additional principal payments of $7.5 million and $42 million in 2015 and 2014, respectively.
[2]	Discretionary open market debt repurchases.